UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-08953
Highland Floating Rate Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code:     877-665-1287
Date of fiscal year end:      August 31
Date of reporting period:      July 1, 2008 – June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009
     NORTHWEST AIRLINES CORPORATION

Security:	667280408	Agenda Number:	932946304
Ticker:	NWA	Meeting Type:	Annual
ISIN:	US6672804084	Meeting Date:	25-Sep-08

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Election of Directors

	1 ROY J. BOSTOCK	Mgmt	For	For

	2 DAVID A. BRANDON	Mgmt	For	For

	3 MICHAEL J. DURHAM	Mgmt	For	For

	4 JOHN M. ENGLER	Mgmt	For	For

	5 MICKEY P. FORET	Mgmt	For	For

	6 ROBERT L. FRIEDMAN	Mgmt	For	For

	7 DORIS KEARNS GOODWIN	Mgmt	For	For

	8 JEFFREY G. KATZ	Mgmt	For	For

	9 JAMES J. POSTL	Mgmt	For	For

	10 RODNEY E. SLATER	Mgmt	For	For

	11 DOUGLAS M. STEENLAND	Mgmt	For	For

	12 WILLIAM S. ZOLLER	Mgmt	For	For

02	Approve Merger Agreement	Mgmt	For	For

03	Ratify Appointment of Independent Auditors	Mgmt	For	For

04	Approve Stock Compensation Plan	Mgmt	For	For

05	Approve Motion to Adjourn Meeting	Mgmt	For	For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, President and Chief Executive Officer (Principal Executive Officer)

Date	August 17, 2009

*	Print the name and title of each signing officer under his or her signature.